Note 16 - Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Text Block]

19. Subsequent events

(a)

Vessel sales: (i) On January 26, 2026, the Company agreed to sell the 2008-built, 56,557 DWT capacity dry-bulk vessel Clara. On February 6, 2026, pursuant to the sale of the vessel Clara, the Company prepaid the amount of $3,458 related to the term loan discussed in Note 7.1. The vessel was delivered to her new owners on February 12, 2026. (ii) On January 15, 2026, the Company agreed to sell the 2011-built, 180,643 DWT capacity dry-bulk vessel Miracle and on March 4, 2026 prepaid the amount of $7,273 related to the term loan discussed in Note 7.1. The vessel was delivered to her new owners on March 30, 2026.

(b)

Vessel acquisition: On February 4, 2026, the Company signed an agreement for the acquisition of the 2018-built, 60,297 DWT capacity secondhand dry bulk vessel, Koushun, which is expected to be delivered within the first or the second quarter of 2026.

(c)	Middle East conflict: On February 28, 2026, U.S.-Israeli strikes on Iran and Iran’s subsequent regional retaliation sharply destabilized the Middle East, creating the potential for significant disruptions across the shipping industry. The potential implications of these subsequent events on future periods cannot be reliably estimated based on currently available information.

Costamare Bulkers Holdings Limited Predecessor [Member]
Subsequent Events [Text Block]

16. Subsequent Events:

(a)

Vessel acquisition: (i) On June 6, 2025, the Company agreed to acquire the 2012-built, 176,387 DWT capacity dry bulk vessel Imperator (ex. Imperator Australis). On July 14, 2025, the Company took delivery of the vessel. (ii) On July 23, 2025, the Company agreed to acquire the 2005-built, 76,498 DWT capacity secondhand dry bulk vessel Gorgo (ex. Gorgoypikoos), which was delivered on July 29, 2025. (iii) On February 4, 2026, the Company signed an agreement for the acquisition of the 2018-built, 60,297 DWT capacity secondhand dry bulk vessel, Koushun, which is expected to be delivered within the first or the second quarter of 2026.

(b)

Vessel sales: (i) On May 13, 2025, pursuant to the Memorandum of Agreement dated April 22, 2025 (Note 7), the vessel Resource was delivered to her new owners. (ii) On June 18, 2025, the Company agreed to sell the 2010-built, 58,018 DWT capacity dry-bulk vessel Pythias. On July 11, 2025, the vessel was delivered to her new owners. (iii) On June 23, 2025, the Company agreed to sell the 2011-built, 35,995 DWT capacity dry-bulk vessel Bernis. On August 8, 2025, the vessel was delivered to her new owners. (iv) On July 23, 2025, concurrently with the agreement to buy the Gorgo, the Company agreed to sell the dry bulk vessels Acuity, Verity, Equity and Parity which were delivered to their new owners during the third and fourth quarters of 2025. (v) On August 1, 2025, the Company agreed to sell the dry bulk vessel Gorgo (Note 16(a)(ii)), which was delivered to her new owners on September 2, 2025. (vi) On January 15, 2026, the Company agreed to sell the dry bulk vessel Miracle, which was delivered to her new owners on March 30, 2026. (vii) On January 26, 2026, the Company agreed to sell the dry bulk vessel Clara, which was delivered to her new owners on February 12, 2026.

(c)

Drawdowns of loan facilities: On July 9, 2025, the Company drew down the amount of $15,300 related to the loan agreement discussed in Note 7.14 in order to finance the acquisition of the secondhand dry bulk vessel Imperator (Notes 5 and 16(a)(i)).

(d)

Loan prepayments: (i) On June 30, 2025, pursuant to the sale of the dry bulk vessel Pythias (Note 16(b)(ii)), the Company prepaid the amount of $1,231 related to the term loan discussed in Note 7.13. (ii) On July 24, 2025, pursuant to the sale of the dry bulk vessel Bernis (Note 16(b)(iii)), the Company prepaid the amount of $4,137.5 related to the term loan discussed in Note 7.12. (iii) On August 12, 2025, pursuant to the sale of the dry bulk vessel Equity (Note 16(b)(iv)), the Company prepaid the amount of $3,405.9 related to the term loan discussed in Note 7.10. (iv) On September 2, 2025 pursuant to the sale of the dry bulk vessel Acuity Note 16(b)(iv), the Company prepaid the amount of $1,222.9 related to the term loan discussed in Note 7.12. (v) On September 12, 2025 pursuant to the sale of the dry bulk vessels Verity and Parity (Note 16(b)(iv)), the Company prepaid the amount of $10,360.6 related to the term loan discussed in Note 7.12. (vi) On February 6, 2026, pursuant to the sale of the vessel Clara (Note 16(b)(vii), the Company prepaid the amount of $3,458 related to the term loan discussed in Note 7.10. (vii) On March 4, 2026 pursuant to the sale of the vessel Miracle (Note 16(b)(vi), the Company prepaid the amount of $7,273 related to the term loan discussed in Note 7.10.

(e)

Middle East conflict: On February 28, 2026, U.S.-Israeli strikes on Iran and Iran’s subsequent regional retaliation sharply destabilized the Middle East, creating the potential for significant disruptions across the shipping industry. The potential implications of these subsequent events on future periods cannot be reliably estimated based on currently available information.